CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	90,864,662	86,780,082
Common stock, shares outstanding	90,864,662	86,780,082
Ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	90,864,662	86,780,082
Common stock, shares outstanding	90,864,662	86,780,082